Financial instruments and fair value disclosures - Foreign Exchange risk (Details) £ in Thousands	Sep. 30, 2021 GBP (£)
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Amount of exposure on net monetary position	£ 23,019
Reasonable shift
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase decrease in effect of loss	5.88%
Effect on Loss of +ve movements
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Financial Instruments effect of loss of Positive movements	£ (1,353)
Effect on Loss of -ve movements
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Financial Instruments effect of loss of negative movements	1,353
UK subsidiary
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Amount of exposure on net monetary position	£ 23,019